Investments (Details Textual)	12 Months Ended					12 Months Ended						12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Oct. 02, 2012	Jun. 30, 2013 Income Approach Valuation Technique [Member]	Jun. 30, 2013 Comparable Company Approach [Member]	Jun. 30, 2013 Marketability Discount [Member]	Jun. 30, 2012 Marketability Discount [Member]	Jun. 30, 2013 Yuanbo Education [Member] Call Option [Member]	Jun. 30, 2012 Yuanbo Education [Member] Call Option [Member]	Jun. 30, 2013 Series B Preferred Stock [Member] USD ($)	Jun. 30, 2013 Series B Preferred Stock [Member] CNY	Jun. 30, 2012 Series B Preferred Stock [Member] CNY
Fair Value Inputs, Discount Rate	6.40%	6.40%				60.00%	40.00%	16.00%	15.00%
Investment income	$ 2,958,894	18,159,919	18,682,916	11,022,226
Impairment loss on investment	1,041,237	6,390,487	809,270	4,409,508								101,220	621,225	809,270
Loss (Gain) On Trading Investments, Net	0	0	0	653,861
Equity Method Investment, Ownership Percentage	100.00%	100.00%			100.00%					20.00%	20.00%
Reclassification adjustment upon impairment	$ 940,017	5,769,262	0	0